Note 4 - Inventory: Schedule of Inventory, Current (Tables)	6 Months Ended
Jun. 30, 2014
Tables/Schedules
Schedule of Inventory, Current
	June 30, 2014	December 31, 2013

Raw materials	$143,154	$226,680
Finished goods	513,877	182,179
Inventory allowance	—	(18,732)
Inventory, net of inventory allowance	$657,031	$390,127